Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-85.50%
Australia-2.64%
BHP Group Ltd.	1,139	$30,743
Iris Energy Ltd.(b)	8,321	33,034
		63,777
Canada-4.60%
Bitfarms Ltd.(b)(c)	22,771	33,246
Hive Blockchain Technologies Ltd.(b)(c)	8,328	37,566
Hut 8 Mining Corp.(b)(c)	18,988	40,455
		111,267
China-7.52%
Alibaba Group Holding Ltd., ADR(b)	247	22,074
Bit Digital, Inc.(b)(c)	19,294	26,819
Canaan, Inc., ADR(b)(c)	8,164	32,085
Ebang International Holdings, Inc., A Shares(b)	54,068	26,493
Meitu, Inc.(b)(d)	258,329	27,314
SOS Ltd., ADR(b)(c)	3,628	20,535
Tencent Holdings Ltd.	677	26,459
		181,779
Germany-1.46%
Northern Data AG(b)(c)	1,453	35,291
Netherlands-1.36%
Shell PLC	1,242	32,933
Norway-1.33%
Aker ASA, Class A	416	32,144
South Korea-1.33%
Samsung Electronics Co. Ltd.	677	31,998
Taiwan-1.37%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	375	33,180
United Kingdom-1.34%
Argo Blockchain PLC(b)	72,109	32,467
United States-62.55%
Accenture PLC, Class A	109	33,382
Advanced Micro Devices, Inc.(b)	382	36,088
Alphabet, Inc., Class A(b)	255	29,662
Amazon.com, Inc.(b)	261	35,222
Applied Blockchain, Inc.(b)	27,531	58,366
AT&T, Inc.	1,431	26,874
Bakkt Holdings, Inc.(b)(c)	11,829	33,239
Bank of America Corp.	951	32,153
BitNile Holdings, Inc.(b)	87,751	26,983
Block, Inc., Class A(b)	442	33,619
Cisco Systems, Inc.	701	31,804
Citigroup, Inc.	647	33,579
Cleanspark, Inc.(b)(c)	6,746	26,917
Coinbase Global, Inc., Class A(b)(c)	527	33,180
Core Scientific, Inc.(b)	16,639	41,764
Galaxy Digital Holdings Ltd., (Acquired 10/05/2021 - 07/15/2022; Cost $78,714)(b)(c)(e)	6,971	39,497
Greenidge Generation Holdings, Inc.(b)(c)	10,406	31,010
Honeywell International, Inc.	174	33,488
Intel Corp.	795	28,866
	Shares	Value
United States-(continued)
International Business Machines Corp.	215	$28,120
Intuit, Inc.	74	33,757
JPMorgan Chase & Co.	265	30,570
Marathon Digital Holdings, Inc.(b)(c)	4,322	56,143
Mastercard, Inc., Class A	94	33,256
Meta Platforms, Inc., Class A(b)	176	28,002
Microsoft Corp.	113	31,724
MicroStrategy, Inc., Class A(b)(c)	138	39,476
Nestle S.A.	257	31,421
NVIDIA Corp.	191	34,691
Oracle Corp.	421	32,771
PayPal Holdings, Inc.(b)	402	34,785
Phunware, Inc.(b)(c)	26,333	38,710
QUALCOMM, Inc.	226	32,784
Riot Blockchain, Inc.(b)(c)	5,737	41,995
salesforce.com, inc.(b)	171	31,467
Silvergate Capital Corp., Class A(b)	468	43,660
Stronghold Digital Mining, Inc., Class A(b)(c)	15,530	38,980
Terawulf, Inc.(b)	19,294	27,783
Tesla, Inc.(b)	41	36,549
Texas Instruments, Inc.	196	35,062
Verizon Communications, Inc.	598	27,622
Visa, Inc., Class A(c)	149	31,604
Walmart, Inc.	242	31,956
Wells Fargo & Co.	756	33,166
		1,511,747
Total Common Stocks & Other Equity Interests (Cost $3,014,191)		2,066,583
Mutual Fund-14.36%
United States-14.36%
Grayscale Bitcoin Trust BTC (Cost $770,593)	23,443	346,956
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $3,784,784)		2,413,539
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.92%
Invesco Private Government Fund, 1.77%(f)(g)(h)	161,113	161,113
Invesco Private Prime Fund, 1.89%(f)(g)(h)	368,675	368,675
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $529,793)		529,788
TOTAL INVESTMENTS IN SECURITIES-121.78% (Cost $4,314,577)		2,943,327
OTHER ASSETS LESS LIABILITIES-(21.78)%		(526,343)
NET ASSETS-100.00%		$2,416,984

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented 1.13% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at July 31, 2022 represented 1.63% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$363,024	$(363,024)	$-	$-	$-	$12
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,295,593	(2,134,480)	-	-	161,113	475*
Invesco Private Prime Fund	-	3,606,735	(3,237,949)	(5)	(106)	368,675	1,368*
Total	$-	$6,265,352	$(5,735,453)	$(5)	$(106)	$529,788	$1,855

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-86.45%
Australia-3.01%
Iris Energy Ltd.(b)(c)	28,401	$112,752
Canada-10.15%
Bitfarms Ltd.(b)	77,727	113,481
Hive Blockchain Technologies Ltd.(b)(c)	28,426	128,226
Hut 8 Mining Corp.(b)(c)	64,816	138,095
		379,802
China-9.33%
Bit Digital, Inc.(b)(c)	65,846	91,526
Canaan, Inc., ADR(b)(c)	27,864	109,505
Ebang International Holdings, Inc., A Shares(b)(c)	184,569	90,439
Meitu, Inc.(b)(d)	201,730	21,330
SOS Ltd., ADR(b)(c)	2,833	16,035
Tencent Holdings Ltd.	528	20,636
		349,471
Germany-3.22%
Northern Data AG(c)	4,958	120,420
Norway-0.67%
Aker ASA, Class A	325	25,113
South Korea-0.67%
Samsung Electronics Co. Ltd.	528	24,955
Taiwan-0.69%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	293	25,925
United Kingdom-2.96%
Argo Blockchain PLC(b)	246,157	110,833
United States-55.75%
Advanced Micro Devices, Inc.(b)	299	28,247
Alphabet, Inc., Class A(b)	200	23,264
Applied Blockchain, Inc.(b)	93,979	199,235
AT&T, Inc.	1,118	20,996
Bakkt Holdings, Inc.(b)(c)	40,382	113,473
BitNile Holdings, Inc.(b)	68,526	21,072
Block, Inc., Class A(b)	1,506	114,546
Cleanspark, Inc.(b)(c)	23,026	91,874
Coinbase Global, Inc., Class A(b)(c)	1,799	113,265
Core Scientific, Inc.(b)	56,801	142,571
Galaxy Digital Holdings Ltd., (Acquired 01/25/2022 - 07/15/2022; Cost $45,082)(b)(e)	5,442	30,834
Greenidge Generation Holdings, Inc.(b)(c)	35,525	105,864
JPMorgan Chase & Co.	206	23,764
	Shares	Value
United States-(continued)
Marathon Digital Holdings, Inc.(b)(c)	14,747	$191,564
Meta Platforms, Inc., Class A(b)	137	21,797
Microsoft Corp.	88	24,705
MicroStrategy, Inc., Class A(b)(c)	471	134,734
NVIDIA Corp.	150	27,245
PayPal Holdings, Inc.(b)	315	27,257
Phunware, Inc.(b)(c)	20,564	30,229
Riot Blockchain, Inc.(b)(c)	19,579	143,318
Silvergate Capital Corp., Class A(b)	1,597	148,984
Stronghold Digital Mining, Inc., Class A(b)(c)	53,014	133,065
Terawulf, Inc.(b)	65,846	94,818
Tesla, Inc.(b)	33	29,418
Visa, Inc., Class A	117	24,817
Wells Fargo & Co.	589	25,839
		2,086,795
Total Common Stocks & Other Equity Interests (Cost $5,758,674)		3,236,066
Mutual Fund-13.38%
United States-13.38%
Grayscale Bitcoin Trust BTC (Cost $1,143,261)	33,835	500,758
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $6,901,935)		3,736,824
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.79%
Invesco Private Government Fund, 1.77%(f)(g)(h)	340,608	340,608
Invesco Private Prime Fund, 1.89%(f)(g)(h)	849,288	849,288
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,189,914)		1,189,896
TOTAL INVESTMENTS IN SECURITIES-131.62% (Cost $8,091,849)		4,926,720
OTHER ASSETS LESS LIABILITIES-(31.62)%		(1,183,663)
NET ASSETS-100.00%		$3,743,057

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$413,001	$244,836	$(657,837)	$-	$-	$-	$22
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	6,665,640	(6,325,032)	-	-	340,608	1,335*
Invesco Private Prime Fund	-	10,244,127	(9,394,513)	(18)	(308)	849,288	3,964*
Total	$413,001	$17,154,603	$(16,377,382)	$(18)	$(308)	$1,189,896	$5,321

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,066,583	$-	$-	$2,066,583
Mutual Fund	-	346,956	-	346,956
Money Market Funds	-	529,788	-	529,788
Total Investments	$2,066,583	$876,744	$-	$2,943,327
Invesco Alerian Galaxy Crypto Economy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,236,066	$-	$-	$3,236,066
Mutual Fund	-	500,758	-	500,758
Money Market Funds	-	1,189,896	-	1,189,896
Total Investments	$3,236,066	$1,690,654	$-	$4,926,720